TRADE AND OTHER RECEIVABLES - Aging (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
TRADE AND OTHER RECEIVABLES
Provision for expected credit losses	€ (2,435)	€ (2,415)	€ (1,755)
Trade and other receivables
TRADE AND OTHER RECEIVABLES
Trade and Other Receivables	16,231	8,231
Provision for expected credit losses	(2,435)	(2,415)
Trade and other receivables | Carrying Amount
TRADE AND OTHER RECEIVABLES
Trade and Other Receivables	18,666	10,646
Trade and other receivables | Carrying Amount | Less than 1 month
TRADE AND OTHER RECEIVABLES
Trade and Other Receivables	15,759	8,494
Trade and other receivables | Carrying Amount | Greater than 1 month and Less than 3 months
TRADE AND OTHER RECEIVABLES
Trade and Other Receivables	1,313	747
Trade and other receivables | Carrying Amount | Greater than 3 months
TRADE AND OTHER RECEIVABLES
Trade and Other Receivables	€ 1,594	€ 1,405